SIGNIFICANT ACCOUNTING POLICIES (Details 1)	1 Months Ended	12 Months Ended
	Mar. 31, 2011	Dec. 31, 2013 Employee Stock Awards [Member]	Dec. 31, 2012 Employee Stock Awards [Member]	Dec. 31, 2011 Employee Stock Awards [Member]	Dec. 31, 2013 Employee Stock Awards [Member] Maximum [Member]	Dec. 31, 2012 Employee Stock Awards [Member] Maximum [Member]	Dec. 31, 2011 Employee Stock Awards [Member] Maximum [Member]	Dec. 31, 2013 Employee Stock Awards [Member] Minimum [Member]	Dec. 31, 2012 Employee Stock Awards [Member] Minimum [Member]	Dec. 31, 2011 Employee Stock Awards [Member] Minimum [Member]
Significant Accounting Policies [Line Items]
Risk-free interest rate	1.85%				1.75%	1.78%	3.52%	0.45%	0.69%	0.34%
Expected volatility	86.00%				85.55%	89.99%	87.80%	67.40%	78.90%	51.10%
Expected life (in years)	3 years				6 years 3 months	10 years	8 years 1 month 6 days	3 years 8 months 12 days	4 years 6 months	6 months
Expected dividend yield	0.00%	0.00%	0.00%	0.00%